Annual Operating Expenses {- International Capital Appreciation Portfolio} - 02.28 VIP International Capital Appreciation Portfolio Initial, Service, Service 2 PRO-08 - International Capital Appreciation Portfolio
Apr. 30, 2021
VIP International Capital Appreciation Portfolio-Initial VIP
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.17%
Total annual operating expenses	0.85%
VIP International Capital Appreciation Portfolio-Service VIP
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.16%
Total annual operating expenses	0.94%
VIP International Capital Appreciation Portfolio-Service 2 VIP
Operating Expenses:
Management fee	0.68%
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.16%
Total annual operating expenses	1.09%